VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.6%
		Consumer, Cyclical: 8.4%
3,010,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	$ 3,275,701	1.0
1,070,000	(1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	1,233,481	0.4
1,400,000		General Motors Co., 6.250%, 10/02/2043	1,795,344	0.6
920,000		General Motors Co., 6.800%, 10/01/2027	1,142,225	0.3
4,395,000		General Motors Financial Co., Inc., 1.216%, (SOFRRATE + 1.200%), 11/17/2023	4,453,717	1.4
6,050,000		Marriott International, Inc./MD, 3.500%, 10/15/2032	6,286,827	2.0
2,610,000		Southwest Airlines Co., 5.125%, 06/15/2027	3,003,006	0.9
3,015,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	3,061,200	0.9
2,636,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	2,827,893	0.9
			27,079,394	8.4

		Energy: 11.6%
3,925,000		Apache Corp., 4.250%, 01/15/2044	3,542,273	1.1
3,465,000		Apache Corp., 4.750%, 04/15/2043	3,218,985	1.0
3,895,000		Hess Corp., 5.600%, 02/15/2041	4,501,709	1.4
5,710,000		Marathon Oil Corp., 6.600%, 10/01/2037	7,118,224	2.2
3,905,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	3,668,943	1.2
6,185,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	5,427,956	1.7
720,000		Petroleos Mexicanos, 6.750%, 09/21/2047	613,627	0.2
9,340,000		Petroleos Mexicanos, 7.690%, 01/23/2050	8,658,180	2.7
445,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	403,441	0.1
			37,153,338	11.6

		Financial: 7.3%
5,380,000		Bank of Montreal, 0.690%, (SOFRRATE + 0.680%), 03/10/2023	5,428,118	1.7
7,100,000		Bank of Nova Scotia/The, 0.560%, (SOFRRATE + 0.550%), 09/15/2023	7,141,190	2.2
5,095,000		Canadian Imperial Bank of Commerce, 0.810%, (SOFRRATE + 0.800%), 03/17/2023	5,139,920	1.6
2,495,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	2,443,299	0.8
3,300,000	(1)	Metropolitan Life Global Funding I, 0.603%, (SOFRRATE + 0.570%), 01/13/2023	3,320,428	1.0
			23,472,955	7.3

		Industrial: 3.7%
1,230,000		Boeing Co/The, 3.950%, 08/01/2059	1,184,697	0.4
800,000		Boeing Co/The, 5.705%, 05/01/2040	980,769	0.3
2,065,000		Boeing Co/The, 5.805%, 05/01/2050	2,605,772	0.8
1,225,000		Boeing Co/The, 5.930%, 05/01/2060	1,575,967	0.5
2,975,000		General Electric Co., 4.350%, 05/01/2050	3,310,492	1.0
2,085,000		Valmont Industries, Inc., 5.000%, 10/01/2044	2,273,895	0.7
			11,931,592	3.7

		Technology: 1.9%
5,360,000	(1)	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	6,274,196	1.9

		Utilities: 1.7%
2,515,000	(1)	AES Corp./The, 3.950%, 07/15/2030	2,693,452	0.9
2,530,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,622,471	0.8
			5,315,923	1.7

	Total Corporate Bonds/Notes
	(Cost $106,745,000)		111,227,398	34.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.2%
1,400,167	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	1,426,899	0.4
682,085	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	695,734	0.2
1,819,631	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	1,851,824	0.6

	Total Collateralized Mortgage Obligations
	(Cost $3,851,286)		3,974,457	1.2

U.S. TREASURY OBLIGATIONS: 51.9%
		U.S. Treasury Floating Rate Notes: 51.9%
35,140,000		0.069%, (USBMMY3M + 0.049%),01/31/2023	35,159,141	11.0
31,520,000		0.075%, (USBMMY3M + 0.055%),07/31/2022	31,537,168	9.8
63,640,000		0.075%, (USBMMY3M + 0.055%),10/31/2022	63,683,949	19.8

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Floating Rate Notes: (continued)
36,350,000		0.134%, (USBMMY3M + 0.114%),04/30/2022	$ 36,392,873	11.3

	Total U.S. Treasury Obligations
	(Cost $166,696,915)		166,773,131	51.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.4%
		Federal Home Loan Bank: 3.1%
9,800,000		1.875%,07/07/2021	9,847,726	3.1

		Federal Home Loan Mortgage Corporation: 2.3%(3)
7,300,000		1.125%,08/12/2021	7,329,664	2.3

	Total U.S. Government Agency Obligations
	(Cost $17,097,043)		17,177,390	5.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.5%
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.086%, (US0001M + 0.980%), 05/15/2036	1,523,056	0.5
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.657%, 10/25/2045	9,725,570	3.0

	Total Commercial Mortgage-Backed Securities
	(Cost $11,123,985)		11,248,626	3.5

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	775,943	0.2

	Total Asset-Backed Securities
	(Cost $695,973)		775,943	0.2

	Total Long-Term Investments
	(Cost $306,210,202)		311,176,945	96.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
10,982,208	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $10,982,208)	10,982,208	3.4

	Total Short-Term Investments
	(Cost $10,982,208)	10,982,208	3.4

	Total Investments in Securities (Cost $317,192,410)	$ 322,159,153	100.2
	Liabilities in Excess of Other Assets	(666,302)	(0.2)
	Net Assets	$ 321,492,851	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$111,227,398	$–	$111,227,398
Collateralized Mortgage Obligations	–	3,974,457	–	3,974,457
Commercial Mortgage-Backed Securities	–	11,248,626	–	11,248,626
U.S. Government Agency Obligations	–	17,177,390	–	17,177,390
Asset-Backed Securities	–	775,943	–	775,943
U.S. Treasury Obligations	–	166,773,131	–	166,773,131
Short-Term Investments	10,982,208	–	–	10,982,208
Total Investments, at fair value	$10,982,208	$311,176,945	$–	$322,159,153
Other Financial Instruments+
Futures	603,104	–	–	603,104
Total Assets	$11,585,312	$311,176,945	$–	$322,762,257

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury Ultra Long Bond	(123)	06/21/21	$(22,289,906)	$603,104
			$(22,289,906)	$603,104

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $317,570,770.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,978,985
Gross Unrealized Depreciation	(787,497)
Net Unrealized Appreciation	$5,191,488